INCOME TAXES (Schedule of Loss before Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
INCOME TAXES [Abstract]
Domestic (Israel)	$ 13,859	$ 13,370	$ 12,004
Foreign	(276)	258
Loss (income) before taxes	$ 13,583	$ 13,628	$ 12,004